Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Fixed maturities available-for-sale, amortized cost	$ 68,087	$ 68,636
Fixed maturities available-for-sale, allowance for credit losses	24	22
Mortgage loans on real estate, valuation allowances	129	62
Reinsurance recoverable, allowance for credit loss	$ 10	$ 5
Common stock par value (in dollars per share)	$ 1.25	$ 1.25
Common stock authorized (in shares)	2,000,000	2,000,000
Common stock issued (in shares)	2,000,000	2,000,000
Common stock outstanding (in shares)	2,000,000	2,000,000